Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Treasury Securities Cash Management
Entity Central Index Key	0000843781
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000000255 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.18%	[1],[2]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000256 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$22	0.43%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 22	[3]
Expense Ratio, Percent	0.43%	[3],[4]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000257 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DARXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 14	[5]
Expense Ratio, Percent	0.28%	[5],[6]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000258 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 29	[7]
Expense Ratio, Percent	0.57%	[7],[8]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223306 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Wealth Shares
Trading Symbol	DTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 22	[9]
Expense Ratio, Percent	0.44%	[9],[10]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223305 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Service Shares
Trading Symbol	DTHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[11]
Expense Ratio, Percent	0.98%	[11],[12]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000260907 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Token-Enabled Shares
Trading Symbol	TKNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of July 22, 2025, the commencement of the Fund’s Token-Enabled Shares, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token-Enabled Shares*	$1	0.21%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 1	[13]
Expense Ratio, Percent	0.21%	[13],[14]
Net Assets	$ 59,077,000,000
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On July 22, 2025, the Fund commenced offering Token-Enabled Shares.
This is a summary of certain changes to the Fund since February 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 30, 2025 at www.dreyfus.com/products/mm.html#overview   or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 30, 2025 at www.dreyfus.com/products/mm.html#overview   or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	Annualized.